Business Combinations (Tables)	12 Months Ended
Dec. 31, 2015
NPS Pharma
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation

Fair value
$’M

ASSETS
Current assets:
Cash and cash equivalents	41.6
Short-term investments	67.0
Accounts receivable	33.4
Inventories	89.4
Other current assets	11.1
_______________
Total current assets	242.5

Non-current assets:
PP&E	4.8
Goodwill	1,551.0
Other intangible assets
- currently marketed products	4,640.0
- royalty rights (categorized as "Other amortized intangible assets" )	353.0
_______________
Total assets	6,791.3
_______________
LIABILITIES
Current liabilities:
Accounts payable and other current liabilities	75.7
Short-term debt	27.4

Non-current liabilities:
Long-term debt, less current portion	78.9
Deferred tax liabilities	1,385.2
Other non-current liabilities	4.5
_______________
Total liabilities	1,571.7
_______________

Fair value of identifiable assets acquired and liabilities assumed	5,219.6

Consideration	_______________
Cash consideration paid	5,219.6
_______________

Business Acquisition, Pro Forma Information

	December 31,	December 31,
	2015	2014
	$’M	$’M
	_______________	_______________
Revenues	6,446.6	6,246.1

Net income from continuing operations	1,293.6	2,950.7
	_______________	_______________

Per share amounts:
Net income from continuing operations per share - basic	219.1c	502.9c

Net income from continuing operations per share - diluted	218.1c	499.0c
	_______________	_______________

Viropharma
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation

Acquisition date fair value
$’M
Identifiable assets acquired and liabilities assumed

ASSETS
Current assets:
Cash and cash equivalents	232.6
Short-term investments	57.8
Accounts receivable	52.2
Inventories	203.6
Deferred tax assets	100.7
Purchased call option	346.7
Other current assets	50.9
_______________
Total current assets	1,044.5

Non-current assets:
PP&E	24.7
Goodwill	1,655.5
Other intangible assets
- Currently marketed products	2,320.0
- In-Process Research and Development (“IPR&D”)	315.0
Other non-current assets	10.4
_______________
Total assets	5,370.1
_______________
LIABILITIES
Current liabilities:
Accounts payable and other current liabilities	122.7
Convertible bond	551.4

Non-current liabilities:
Deferred tax liabilities	603.5
Other non-current liabilities	95.5
_______________
Total liabilities	1,373.1
_______________
Fair value of identifiable assets acquired and liabilities assumed	3,997.0
_______________

Consideration
Cash consideration paid	3,997.0
_______________